UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2006
                                                  --------------------------

Check here if Amendment [  ]; Amendment Number: _______
   This Amendment (Check only one.):     [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Clarium Capital Management LLC
             ----------------------------------------
Address:     1 Letterman Drive, Building C, Suite 400
             ----------------------------------------
             San Francisco, CA 94129
             ----------------------------------------

             ----------------------------------------


Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:        Peter Thiel
             ----------------------------------------
Title:       President
             ----------------------------------------
Phone:       (415) 248-5140
             ----------------------------------------

Signature, Place, and Date of Signing:

/s/ Peter Thiel           San Francisco, California     November 3, 2006
------------------------  ---------------------------  -----------------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).



        Form 13F File Number           Name

        28-11772                       Clarium Capital Management LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------

Form 13F Information Table Entry Total:    40
                                           ------------------------

Form 13F Information Table Value Total:    1,159,771
                                           ------------------------
                                                   (thousands)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



                           FORM 13F INFORMATION TABLE


        COLUMN 1               COLUMN 2          COLUMN 3      COLUMN 4                 COLUMN 5
--------------------------------------------------------------------------------------------------------------------
                                                                 VALUE        SHRS OF                  PUT/
     NAME OF ISSUER         TITLE OF CLASS        CUSIP        (x$1000)       PRN AMT      SH/PRN      CALL
--------------------------------------------------------------------------------------------------------------------

ALLSTATE CORP                  COM              020002101        2,027         32,310        SH
AMERADA HESS CORP              COM              42809 H 10 7       414         10,000        SH
AMERICAN EXPRESS CO            COM              025816109          757         13,500        SH
APPLE COMPUTER INC             COM              037833100          770         10,000        SH
BERKSHIRE HATHAWAY             CL B             084670207        2,381            750        SH
BIRCH MTN RES LTD              COM              09066X109          175         50,000        SH
BRONCO DRILLING CO             COM              112211107          703         40,000        SH
BURLINGTON NORTHN              COM              12189T104          734         10,000        SH
SANTA FE CO
CHENIERE ENERGY INC            COM              16411R208          475         16,000        SH
CHESAPEAKE ENERGY              COM              165167107        1,750         60,385        SH
CORP
COCA-COLA CO                   COM              191216100        1,872         41,900        SH
CSX CORP                       COM              126408103          657         20,000        SH
DIAMOND OFFSHORE               COM              25271C102       19,362        267,536        SH
DRILLING IN
ENCANA CORP                    COM              292505104      384,017      8,224,815        SH
GENERAL ELECTRIC CO            COM              369604103          295          8,360        SH
GRANT PRIDECO INC              COM              38821G101       53,372      1,403,428        SH
HEADWATERS INC                 COM              42210P102        1,082         46,335        SH
INDIA FUND INC                 COM              454089103          442         10,000        SH
MCDONALD'S CORP                COM              580135101        3,983        101,816        SH
MONTPELIER RE                  COM              G62185106        1,037         53,500        SH
HOLDINGS LTD
NEXEN INC                      COM              65334H102       90,015      1,683,783        SH
NORFOLK SOUTHERN               COM              655844108          441         10,000        SH
OCCIDENTAL PETROLEUM           COM              674599105          616         12,800        SH
OIL SVC HOLDRS TR              DEPOSTRY         678002106      462,145      3,559,071        SH
                               RCPT
ORACLE CORP                    COM              68389X105        2,771        156,200        SH
PEABODY ENERGY CORP            COM              704549104          588         16,000        SH
PEMCO AVIATION INC             COM              706444106        3,517        413,760        SH
PETROLEO BRASIL S.A.           SPONSORED        71654V408        5,348         63,800        SH
                               ADR
PHELPS DODGE CORP              COM              717265102        1,694         20,000        SH
PROCTOR AND GAMBLE             COM              742718109        1,097         17,700        SH
SCHLUMBERGER LTD               COM              806857108       56,061        903,780        SH
SOUTHERN COPPER CORP           COM              84265V105          305          3,300        SH
TODCO-CL A                     COM              88889T107          692         20,000        SH
UAL CORP                       COM              902549807          638         24,000        SH
UNION PACIFIC CORP             COM              907818108          440          5,000        SH
URS CORP                       COM              903236107          506         13,000        SH
US AIRWAYS GROUP               COM              90341W108        1,241         28,000        SH
VALERO ENERGY                  COM              91913Y100          381          7,400        SH
WAL-MART STORES                COM              931142103        2,130         43,191        SH
WEATHERFORD                    COM              G95089101       52,840      1,266,532        SH
INTERNATIONAL LT





        COLUMN 1                  COLUMN 6          COLUMN 7                 COLUMN 8
-------------------------------------------------------------------------------------------------------------------
                                 INVESTMENT         OTHER              VOTING AUTHORITY
    NAME OF ISSUER               DISCRETION         MANAGERS         SOLE   SHARED   NONE
-------------------------------------------------------------------------------------------------------------------

ALLSTATE CORP                     SOLE                              32,310     0        0
AMERADA HESS CORP                 SOLE                              10,000     0        0
AMERICAN EXPRESS CO               SOLE                              13,500     0        0
APPLE COMPUTER INC                SOLE                              10,000     0        0
BERKSHIRE HATHAWAY                SOLE                                 750     0        0
BIRCH MTN RES LTD                 SOLE                              50,000     0        0
BRONCO DRILLING CO                SOLE                              40,000     0        0
BURLINGTON NORTHN                 SOLE                              10,000     0        0
SANTA FE CO
CHENIERE ENERGY INC               SOLE                              16,000     0        0
CHESAPEAKE ENERGY                 SOLE                              60,385     0        0
CORP
COCA-COLA CO                      SOLE                              41,900     0        0
CSX CORP                          SOLE                              20,000     0        0
DIAMOND OFFSHORE                  SOLE                             260,881     0    6,655
DRILLING IN
ENCANA CORP                       SOLE                           8,024,970     0  199,845
GENERAL ELECTRIC CO               SOLE                               8,360     0        0
GRANT PRIDECO INC                 SOLE                           1,369,410     0   36,459
HEADWATERS INC                    SOLE                              46,335              0
INDIA FUND INC                    SOLE                              10,000     0        0
MCDONALD'S CORP                   SOLE                             101,816     0        0
MONTPELIER RE                     SOLE                              53,500     0        0
HOLDINGS LTD
NEXEN INC                         SOLE                           1,643,070     0   40,713
NORFOLK SOUTHERN                  SOLE                              10,000     0        0
OCCIDENTAL PETROLEUM              SOLE                              12,800     0        0
OIL SVC HOLDRS TR                 SOLE                           3,477,114     0   81,957

ORACLE CORP                       SOLE                             156,200     0        0
PEABODY ENERGY CORP               SOLE                              16,000     0        0
PEMCO AVIATION INC                SOLE                             413,760     0        0
PETROLEO BRASIL S.A.              SOLE                              63,800     0        0

PHELPS DODGE CORP                 SOLE                              20,000     0        0
PROCTOR AND GAMBLE                SOLE                              17,700     0        0
SCHLUMBERGER LTD                  SOLE                             881,887     0   21,893
SOUTHERN COPPER CORP              SOLE                               3,300     0        0
TODCO-CL A                        SOLE                              20,000     0        0
UAL CORP                          SOLE                              24,000     0        0
UNION PACIFIC CORP                SOLE                               5,000     0        0
URS CORP                          SOLE                              13,000     0        0
US AIRWAYS GROUP                  SOLE                              28,000     0        0
VALERO ENERGY                     SOLE                               7,400     0        0
WAL-MART STORES                   SOLE                              43,191     0        0
WEATHERFORD                       SOLE                           1,235,351     0   31,181
INTERNATIONAL LT
